CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 11, 2025	Feb. 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Capital stock
Par value per share (in dollars per share)			$ 0
Dividends reinvested			$ 0	$ 0
Increase (decrease) through share repurchase program, shares			28,675,000
Payments to acquire or redeem entity's shares			$ 498	0
Retained earnings [member]
Capital stock
Dividends recognised as distributions to owners of parent			696	700
Dividends reinvested			$ (4)	(3)
Issued capital [member]
Capital stock
Number of shares issued			1,727,100,407
Dividends reinvested			$ 4	$ 3
Authorized cash outflow for repurchase of outstanding shares	$ 1,000	$ 1,000
Increase (decrease) through share repurchase program, shares			(28,675,000)
Payments to acquire or redeem entity's shares			$ 508